PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 26,772	$ 35,273
Accumulated depreciation	19,178	29,079
Property and equipment, net	7,594	6,194
Depreciation	2,558	2,071	2,702
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	3,817	3,830
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	9,126	11,542
Computer, software and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	11,593	16,013
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,184	3,819
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	$ 52	$ 69